Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2023
Income Statement [Abstract]
Corporate services income	$ 4,451,706	$ 3,967,802		$ 4,607,006
Cost of sales	(1,390,929)	(1,304,075)		(1,472,190)
Gross profit	3,060,777	2,663,727		3,134,816
Operating expenses
Payroll and employee benefits	(546,951)	(426,445)		(770,411)
Depreciation expenses	(33,039)	(5,818)		(1,748)
Operating lease expenses	(208,429)	(95,532)		(115,059)
Other operating expenses	(1,734,361)	(1,113,213)		(768,146)
Total operating expenses	(2,522,780)	(1,641,008)		(1,655,364)
Profit from operations	537,997	1,022,719		1,479,452
Other income (loss)
Other income (loss), net	317,168	(59,315)		(102,373)
Total other income (loss)	317,168	(59,315)		(102,373)
Profit before tax expense	855,165	963,404		1,377,079
Income tax expense	(295,502)	(142,212)		(242,643)
Net profit	559,663	821,192		1,134,436
Other comprehensive income
Foreign currency translation adjustment	(31,276)	146,659		23,050
Total comprehensive income	$ 528,387	$ 967,851		$ 1,157,486
Net Income per share attributable to ordinary shareholders
Basic	$ 0.02	$ 0.03		$ 0.05
Diluted	$ 0.02	$ 0.03		$ 0.05
Weighted average number of ordinary shares used in computing net income per share
Basic	25,872,743	25,000,000	[1]	25,000,000	[1]
Diluted	25,872,743	25,000,000	[1]	25,000,000	[1]

[1]	Retroactively presented for the reorganization as described in Note 1.